Summary of significant accounting policies - Post-employment Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Employer contribution, percentage	8.33%
Severance pay	$ 5,537,000	$ 4,096,000	$ 2,436,000
Maximum contribution percent of pretax salary (up to)	50.00%
Maximum amount of contribution per employee	$ 20,500
Additional contribution amount for employees over 50	$ 6,500
Employee contribution match, percent	100.00%
Employer contribution percent of salary, maximum, percent	4.00%
Company's matching contribution amount	$ 873,000	$ 656,000	$ 395,000